Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$490,782.80

Principal:
Principal Collections	$8,441,048.60
Prepayments in Full	$3,162,188.68
Liquidation Proceeds	$67,686.46
Recoveries	$63,127.82
Sub Total	$11,734,051.56
Collections	$12,224,834.36

Purchase Amounts:
Purchase Amounts Related to Principal	$543,012.71
Purchase Amounts Related to Interest	$2,967.57
Sub Total	$545,980.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,770,814.64

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,770,814.64
Servicing Fee	$111,476.81	$111,476.81	$0.00	$0.00	$12,659,337.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,659,337.83
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,659,337.83
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,659,337.83
Interest - Class A-4 Notes	$18,422.92	$18,422.92	$0.00	$0.00	$12,640,914.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,640,914.91
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$12,566,717.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,566,717.58
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$12,503,577.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,503,577.58
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$12,426,231.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,426,231.08
Regular Principal Payment	$11,846,862.07	$11,846,862.07	$0.00	$0.00	$579,369.01
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$579,369.01
Residual Released to Depositor	$0.00	$579,369.01	$0.00	$0.00	$0.00
Total		$12,770,814.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,846,862.07
Total					$11,846,862.07
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,846,862.07	$75.38	$18,422.92	$0.12	$11,865,284.99	$75.50
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$11,846,862.07	$7.36	$233,106.75	$0.14	$12,079,968.82	$7.50

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$19,223,921.37	0.1223207	$7,377,059.30	0.0469398
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$129,723,921.37	0.0805559	$117,877,059.30	0.0731992

Pool Information
Weighted Average APR	4.450%	4.489%
Weighted Average Remaining Term	18.75	18.01
Number of Receivables Outstanding	18,091	17,120
Pool Balance	$133,772,166.70	$121,456,229.65
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$129,723,921.37	$117,877,059.30
Pool Factor	0.0812204	0.0737427

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$3,579,170.35
Targeted Overcollateralization Amount	$3,579,170.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,579,170.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$102,000.60
(Recoveries)		116	$63,127.82
Net Loss for Current Collection Period			$38,872.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3487%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.2906%
Second Preceding Collection Period			0.5628%
Preceding Collection Period			0.1645%
Current Collection Period			0.3655%
Four Month Average (Current and Preceding Three Collection Periods)			0.5958%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,729	$12,340,694.06
(Cumulative Recoveries)			$1,955,542.70
Cumulative Net Loss for All Collection Periods			$10,385,151.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6305%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,154.07
Average Net Loss for Receivables that have experienced a Realized Loss			$1,812.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.54%	426	$4,296,183.68
61-90 Days Delinquent	0.43%	45	$528,168.89
91-120 Days Delinquent	0.07%	7	$86,223.94
Over 120 Days Delinquent	0.94%	82	$1,138,461.85
Total Delinquent Receivables	4.98%	560	$6,049,038.36

Repossession Inventory:
Repossessed in the Current Collection Period		9	$105,604.59
Total Repossessed Inventory		19	$209,089.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6783%
Preceding Collection Period			0.7739%
Current Collection Period			0.7827%
Three Month Average			0.7450%

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2015
Payment Date	1/15/2016
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer